Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt

	Due Date	2016	2015 (1)	2014 (1)
3.45% Senior Notes	2025	$396,898	$396,536
4.55% Senior Notes	2045	393,637	393,414
4.00% Senior Notes	2042	295,938	295,781	$295,624
1.35% Senior Notes	2017		697,530	696,240
7.375% Debentures	2027	118,936	118,889	118,841
7.45% Debentures	2097	3,500	3,500	3,500
2.00% to 8.00% Promissory Notes	Through 2027	2,417	1,628	1,791
		$1,211,326	$1,907,278	$1,115,996

(1) Revised due to the adoption of ASU No. 2015-03. See Note 1.